Investment in associated companies - Narrative (Details) $ in Millions	Jun. 30, 2023 rig	Jun. 26, 2023 rig	Feb. 24, 2023 USD ($)	Jul. 01, 2022 rig	Sep. 30, 2022	Jan. 20, 2022
Schedule of Equity Method Investments [Line Items]
Number of drillships	2
Number of jack-up rigs leased to joint ventures	3
Number of benign environment jack-up rigs	3	3		3
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Number of drillships leased	3
Sonadrill
Schedule of Equity Method Investments [Line Items]
Number of drillships	3
Ownership interest (as percent)	50.00%
Number of drillships managed	3
Sonadrill | Sonangol E P
Schedule of Equity Method Investments [Line Items]
Number of drillships	2
Ownership interest (as percent)	50.00%
Paratus Energy Services
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	35.00%				35.00%	35.00%
Consideration transferred | $			$ 44
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%
Number Of Premium Jack Up Rigs Operated	5
Number of jack-up rigs leased to joint ventures	3
Gulfdrill | Third Party
Schedule of Equity Method Investments [Line Items]
Lessee, Operating Lease, Number Of Leased Rigs	2